Reserves	12 Months Ended
Jun. 30, 2023
Reserves
Reserves

18.Reserves

	June 30,
	2023	2022

	(In thousands of US Dollars)
Capital contribution reserve	4,591	3,452
Foreign currency translation reserve	3,285	2,394
Share-based payment reserve	4	4
Closing Balance	7,880	5,850

The capital contribution reserve represents the modification adjustment from loan from shareholder and convertible note issued to AgCentral Energy Pty Ltd (Parent entity and Noteholder). The Noteholder agreed to changes to the terms and conditions, which included interest waivers and term extensions as outlined in Note 11 — Borrowings, in their capacity as the shareholder of the entity. The gains arising as a result of the changes to the terms and conditions per the accounting policy in Note 2(r) — Significant accounting policies — Contributed equity were therefore recognised directly in equity as a contribution in their capacity as owner. Modification adjustments presented are never reclassified to profit or loss. Further, the capital contribution reserve includes the distribution to AgCentral Energy Pty Ltd being the payment made for the call options issued by 14D to AgCentral Pty Ltd, allowing AgCentral Pty Ltd to purchase ordinary shares in 14D subject to achieving specific/ general approval obtained in their annual general meeting.

Movement in capital contribution reserve is as follows:

	2023	2022

	(In thousands of US Dollars)
As of July 1	3,452	1,755
Interest forgiveness on convertible notes and shareholder loan	1,517	2,411
Call option issued to shareholder	—	(96)
Deferred tax impact	(378)	(618)
As of June 30	4,591	3,452

Movement in foreign currency translation reserve is as follows:

	2023	2022

	(In thousands of US Dollars)
As of July 1	2,394	1,015
Movement during the year	891	1,379
As of June 30	3,285	2,394

To the extent that the amount recognised in the FCTR arose as a consequence of translating the company’s financial statements into the USD presentation currency, these amounts will not subsequently be reclassified to profit or loss.

Movement in share-based payment reserve is as follows:

	2023	2022

	(In thousands of US Dollars)
As of July 1	4	4
Add: MEP shares granted during the year	—	—
As of June 30	4	4

As of June 30, 2023, the Group had the following share-based payment arrangement:

MEP shares (equity settled):

The purpose of the Management Equity Plan (“MEP”) is to provide medium to long term incentive to eligible employees and contractors of Vast by having a plan pool limit of 100 shares. 80 shares were issued during the year ended June 30, 2021 at a fair value of AUD $70 per share, with eligible employees and contractors paying cash of AUD $10 per share in addition to providing services to the Company in exchange for those shares. As the shares did not have any vesting conditions, the excess of the grant date fair value of the shares and the amount paid by the employees was therefore recognised as share-based payment expense in full at the time of the grant of the shares. The shares do not carry any voting rights nor rights to any dividends or other distributions. Following the occurrence of a liquidity event as defined in the MEP Deed or as otherwise defined by the Company’s Board of Directors (“Board”), the Board in its discretion can allow MEP shareholders an entitlement linked to the exit price in form of cash or conversion to ordinary shares from such an event. As per the MEP Deed, management’s share is 25% of exit proceeds where the sale price is AUD$10 million or less, or 33.33% where it is above AUD$10 million. Vast has accounted for the share-based payment as an equity-settled scheme, as Vast has determined that it does not have a present obligation to settle the share-based payment in cash.

On February 14, 2023, Vast, AgCentral Energy and the participants to the MEP entered into a MEP De-SPAC Side Deed and Amendment to the MEP Deed to clarify a suitable mechanism for MEP participants to realise the economic benefit of their MEP Shares. The key modification terms of the MEP De-SPAC Side Deed and Amendment to the MEP Deed include the introduction of a vesting period and ‘Agreed Fixed Deductions’ to be used in allocation of profits on completion of the BCA. No liquidity events have taken place as at the date these financial statements were approved. The modification of the terms and conditions of the MEP did not increase the total fair value of the share-based payment arrangement and was not beneficial to the MEP participants. As a result, there was no additional expense to be recognised.

The MEP shares meet the definition of a share-based payment arrangement as eligible employees and contractors will receive equity instruments in exchange for services provided to the Company, with a partial cash subscription payment. Accordingly, MEP shares are recognised at their grant date fair values of AUD $70 per share, with the difference between cash proceeds received (AUD $10 per share) and the fair value of MEP shares recognised within the share-based payment reserve.

The grant date fair value of AUD $70 per share was determined using the Black-Scholes option pricing model using the following key inputs:

●	underlying asset value: a range of value between AUD $1 million to AUD $4 million
●	exercise price: a range of value between AUD $6.9 million to AUD $8.3 million
●	expected price volatility of the company’s shares: 40%
●	risk-free interest rate: 0.25% – 0.26%

The expected price volatility is based on the historic volatility of comparable companies, adjusted for any expected changes to future volatility.

If there were any further modifications made to the MEP that would increase the fair value of the MEP shares granted, or if the currently unallocated shares were to be allocated, this would result in additional expenses to be recognised, based on the fair value of the shares at that time.